DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 237,877	$ 153,236
Others	6,106	8,724
Total	$ 243,983	$ 161,960